Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 1,327	$ 605	$ 567
Post-Employment Benefits	89	33	29
Stock-Based Compensation	159	49	67
Other Incentive Benefits Expense (Recovery)	201	(4)	31
Termination Benefits	180	9	6
Employee Salaries and Benefit Expenses	$ 1,956	$ 692	$ 700